United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Stock and Bond Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/09

Date of Reporting Period:  Quarter ended 08/31/09

Item 1.                      Schedule of Investments

Federated Stock And Bond Fund

Portfolio of Investments

August 31, 2009 (unaudited)

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—19.4%
		Consumer Discretionary--2.3%
28,800		Advance Auto Parts, Inc.	$1,218,240
12,000	1	Gymboree Corp.	537,480
4,700	1	Kohl's Corp.	242,473
32,650		McDonald's Corp.	1,836,236
18,400		Target Corp.	864,800
156,621		Wendy's / Arby's Group Inc.	789,370
		TOTAL	5,488,599
		Consumer Staples--2.5%
7,500		Avon Products, Inc.	239,025
14,000		General Mills, Inc.	836,220
22,200		Kellogg Co.	1,045,398
60,800		Kroger Co.	1,312,672
16,223		Nestle SA	674,279
35,600		Wal-Mart Stores, Inc.	1,810,972
		TOTAL	5,918,566
		Energy--2.0%
6,100		Apache Corp.	518,195
23,200		Chevron Corp.	1,622,608
12,700		Exxon Mobil Corp.	878,205
27	1	NRG Energy, Inc.	725
10,200		Schlumberger Ltd.	573,240
7,200	1	Transocean Ltd.	546,048
11,625		XTO Energy, Inc.	448,725
		TOTAL	4,587,746
		Financials—2.5%
11,600		American Express Co.	392,312
8,500		Goldman Sachs Group, Inc.	1,406,410
29,710		Invesco Ltd.	616,483
38,600		JPMorgan Chase & Co.	1,677,556
16,900		MetLife, Inc.	638,144
52,800		U.S. Bancorp	1,194,336
		TOTAL	5,925,241
		Health Care--2.3%
25,300		Abbott Laboratories	1,144,319
29,600		Baxter International, Inc.	1,684,832
21,300		Johnson & Johnson	1,287,372
6,100		Merck & Co., Inc.	197,823
23,600		Pfizer, Inc.	394,120
12,200		Teva Pharmaceutical Industries, Ltd., ADR	628,300
		TOTAL	5,336,766
		Industrials--2.3%
2,800		Flowserve Corp.	241,500
9,400		Lockheed Martin Corp.	704,812
31,200		Norfolk Southern Corp.	1,431,144
22,500		Raytheon Co.	1,061,550
28,000		Tyco International Ltd.	887,320
15,700		United Technologies Corp.	931,952
		TOTAL	5,258,278
		Information Technology--3.6%
3,400	1	Apple, Inc.	571,914
50,400	1	Broadcom Corp.	1,433,880
76,300	1	EMC Corp. Mass	1,213,170
16,000		Hewlett-Packard Co.	718,240
46,000		Intel Corp.	934,720
7,800		International Business Machines Corp.	920,790
39,000		Microsoft Corp.	961,350
22,900	1	Oracle Corp.	500,823
22,600		Qualcomm, Inc.	1,049,092
		TOTAL	8,303,979
		Materials--0.5%
5,300		BHP Billiton LTD - SPON ADR	330,190
22,000		Barrick Gold Corp.	763,400
900		Rio Tinto PLC, ADR	139,644
		TOTAL	1,233,234
		Telecommunication Services--0.3%
13,900		AT&T, Inc.	362,095
14,100		Verizon Communications	437,664
		TOTAL	799,759
		Utilities--1.1%
23,300		American Electric Power Co., Inc.	732,319
24,900		Progress Energy, Inc.	984,297
30,900		Southern Co.	964,080
		TOTAL	2,680,696
		TOTAL COMMON STOCKS (IDENTIFIED COST $36,868,717)	45,532,864
		ASSET-BACKED SECURITIES--1.4%
$23,371	2,3	125 Home Loan Owner Trust 1998-1A B1, 9.76%, 2/15/2029	18,229
800,000		Banc of America Commercial Mortgage, Inc. 2007-1 A2, 5.381%, 1/15/2049	792,538
250,000		Banc of America Commercial Mortgage, Inc. 2007-4 A4, 5.935%, 2/10/2051	200,329
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Series 2007-CD5, 5.886%, 11/15/2044	721,528
350,000		LB-UBS Commercial Mortgage Trust 2008-C1 A2, 6.318%, 4/15/2041	315,882
100,000		Merrill Lynch Mortgage Trust 2008-C1 AM, 6.461%, 2/12/2051	59,845
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.331%, 03/12/2051	386,335
400,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Series 2007-6, 5.485%, 03/12/2051	315,974
315,000		Morgan Stanley Capital I 2006-IQ12 A4, 5.332%, 12/15/2043	254,816
250,000		Morgan Stanley Capital, Inc. A4, 6.076%, 6/11/2049	197,031
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,652,112)	3,262,507
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
550,000		CS First Boston Mortgage Securities Corp. 2005-C6 A2FX, 5.207%, 12/15/2040	541,790
800,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4 A3, 5.293%, 12/11/2049	744,982
5,743	2,3	SMFC Trust Asset-Backed Certificates, 1997-A B1-4, 7.719%, 1/28/2027	3,273
229,094		Wells Fargo Mortgage Backed, Series 2003-18, Class A1, 5.50%, 12/25/2033	220,724
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,600,322)	1,510,769
		CORPORATE BONDS--7.8%
		Basic Industry - Chemicals--0.1%
95,000		Dow Chemical Co., Note, 8.550%, 05/15/2019	103,652
40,000		Du Pont (E.I.) de Nemours & Co., 5.000%, 01/15/2013	43,339
100,000		Praxair, Inc., 4.625%, 03/30/2015	107,224
35,000		Rohm & Haas Co., 6.000%, 09/15/2017	34,507
		TOTAL	288,722
		Basic Industry - Metals & Mining--0.3%
80,000		Alcan, Inc., 5.000%, 06/01/2015	81,137
70,000		Alcoa, Inc., Note, 5.550%, 02/01/2017	66,385
90,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	98,853
50,000		BHP Finance (USA), Inc., 5.000%, 12/15/2010	52,153
10,000		BHP Finance (USA), Inc., 6.500%, 04/01/2019	11,535
120,000		Barrick Gold Corp., 6.950%, 04/01/2019	139,537
120,000		Newmont Mining Corp., Company Guarantee, 5.875%, 04/01/2035	118,960
130,000		Rio Tinto Finance USA Ltd., 5.875%, 07/15/2013	138,374
100,000	2,3	Xstrata Finance Canada Ltd., Unsecd. Note, 5.500%, 11/16/2011	103,428
		TOTAL	810,362
		Basic Industry - Paper--0.1%
30,000		International Paper Co., Sr. Unsecd. Note, 7.500%, 08/15/2021	30,475
20,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	20,500
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	1,515
100,000		Weyerhaeuser Co., Deb., 7.375%, 03/15/2032	84,336
		TOTAL	136,826
		Capital Goods - Aerospace & Defense--0.1%
50,000	2,3	BAE Systems Holdings, Inc., 5.200%, 08/15/2015	52,165
150,000		Boeing Co., 4.875%, 02/15/2020	152,662
25,000		Lockheed Martin Corp., Sr. Note, 4.121%, 03/14/2013	26,125
		TOTAL	230,952
		Capital Goods - Building Materials--0.0%
50,000		RPM International, Inc., 6.500%, 02/15/2018	45,957
		Capital Goods - Diversified Manufacturing--0.2%
20,000		Dover Corp., Note, 5.450%, 03/15/2018	21,538
70,000		Emerson Electric Co., 4.875%, 10/15/2019	72,933
250,000		General Electric Co., Note, 5.000%, 02/01/2013	264,243
68,000	2,3	Hutchison Whampoa International Ltd., 6.500%, 02/13/2013	73,708
90,000	2,3	Textron Financial Corp., Jr. Sub. Note, 6.000%, 02/15/2067	53,550
50,000		Thomas & Betts Corp., Note, 7.250%, 06/01/2013	51,428
		TOTAL	537,400
		Capital Goods - Environmental--0.0%
50,000	2,3	Republic Services, Inc., Sr. Unsecd. Note, Series 144A, 5.500%, 09/15/2019	49,643
25,000		Waste Management, Inc., 7.375%, 03/11/2019	28,726
		TOTAL	78,369
		Capital Goods - Packaging--0.0%
40,000		Pactiv Corp., 6.400%, 01/15/2018	42,282
		Communications - Media & Cable--0.3%
27,000		Comcast Cable Communications Holdings, Company Guarantee, 8.375%, 03/15/2013	31,259
100,000		Comcast Corp., 7.050%, 03/15/2033	112,560
100,000		Comcast Corp., Company Guarantee, 6.500%, 01/15/2017	110,017
120,000		Cox Communications, Inc., 7.125%, 10/01/2012	133,160
120,000		Time Warner Cable, Inc., Company Guarantee, 6.750%, 06/15/2039	128,663
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	24,039
50,000		Time Warner Cable, Inc., Company Guarantee, 8.750%, 02/14/2019	61,606
50,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.850%, 05/01/2017	52,626
		TOTAL	653,930
		Communications - Media Noncable--0.1%
120,000		News America Holdings, Inc., Sr. Deb., 9.250%, 02/01/2013	140,212
90,000	2,3	News America, Inc., 5.650%, 08/15/2020	92,381
		TOTAL	232,593
		Communications - Telecom Wireless--0.2%
130,000		AT&T Wireless Services, Inc., 8.750%, 03/01/2031	171,045
75,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 03/01/2011	81,415
90,000		America Movil S.A.B. de C.V., Note, 5.750%, 01/15/2015	94,416
20,000		Vodafone Group PLC, 5.350%, 02/27/2012	21,378
90,000		Vodafone Group PLC, Note, 5.625%, 02/27/2017	95,699
		TOTAL	463,953
		Communications - Telecom Wirelines--0.2%
150,000		Deutsche Telekom International Finance BV, 4.875%, 07/08/2014	158,798
30,000		Embarq Corp., 6.738%, 06/01/2013	32,111
45,000		France Telecom SA, Sr. Unsecd. Note, 5.375%, 07/08/2019	47,782
100,000		Telefonica SA, Sr. Note, 5.855%, 02/04/2013	108,928
40,000		Verizon Communications, Inc., 6.100%, 04/15/2018	43,836
50,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.350%, 04/01/2019	55,864
		TOTAL	447,319
		Consumer Cyclical - Automotive--0.1%
70,000		DaimlerChrysler North America Holding Corp., 6.500%, 11/15/2013	75,063
100,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 06/15/2010	102,110
		TOTAL	177,173
		Consumer Cyclical - Entertainment--0.2%
80,000		International Speedway Corp., 5.400%, 04/15/2014	81,560
75,000		Time Warner, Inc., 5.500%, 11/15/2011	79,849
280,000		Time Warner, Inc., Company Guarantee, 6.875%, 05/01/2012	306,887
		TOTAL	468,296
		Consumer Cyclical - Lodging--0.0%
50,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.000%, 12/01/2016	43,618
		Consumer Cyclical - Retailers--0.2%
190,960	2,3	CVS Caremark Corp., Pass Thru Cert., 5.298%, 01/11/2027	175,461
60,000		Costco Wholesale Corp., 5.300%, 03/15/2012	65,015
20,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.750%, 02/15/2018	18,100
70,000		Target Corp., Note, 5.875%, 07/15/2016	77,506
40,000		Wal-Mart Stores, Inc., 6.200%, 04/15/2038	44,962
		TOTAL	381,044
		Consumer Non-Cyclical Food/Beverage--0.3%
90,000	2,3	Bacardi Ltd., Sr. Note, 7.450%, 04/01/2014	101,401
70,000		Bottling Group LLC, Note, 5.500%, 04/01/2016	76,369
50,000		Coca-Cola Co., 4.875%, 03/15/2019	52,723
30,000		Coca-Cola Enterprises, Inc., 4.250%, 03/01/2015	31,686
60,000		General Mills, Inc., Note, 5.700%, 02/15/2017	65,244
125,000		Kraft Foods, Inc., Note, 5.250%, 10/01/2013	134,377
100,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 02/01/2018	109,728
50,000		PepsiCo, Inc., 4.650%, 02/15/2013	53,663
30,000	2,3	Ralcorp Holdings, Inc., Sr. Note, 6.625%, 8/15/2039	31,160
15,000		Sysco Corp., Sr. Note, 5.375%, 03/17/2019	16,037
50,000		Sysco Corp., Sr. Unsecd. Note, 4.200%, 02/12/2013	52,210
		TOTAL	724,598
		Consumer Non-Cyclical Health Care--0.1%
20,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	23,264
60,000		Medtronic, Inc., Note, Series B, 4.375%, 09/15/2010	62,457
75,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 6.400%, 07/01/2017	81,494
		TOTAL	167,215
		Consumer Non-Cyclical Pharmaceuticals--0.2%
40,000		Abbott Laboratories, 5.150%, 11/30/2012	44,017
100,000		Genentech, Inc., Note, 4.750%, 07/15/2015	106,953
180,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	204,733
		TOTAL	355,703
		Consumer Non-Cyclical Products--0.0%
45,000		Philips Electronics NV, 5.750%, 03/11/2018	47,449
		Consumer Non-Cyclical Supermarkets--0.0%
25,000		Kroger Co., Bond, 6.900%, 04/15/2038	29,187
		Consumer Non-Cyclical Tobacco--0.0%
70,000		Altria Group, Inc., 9.250%, 08/06/2019	84,729
		Energy - Independent--0.1%
120,000		Canadian Natural Resources Ltd., 4.900%, 12/01/2014	126,181
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,618
25,000		Pemex Project Funding Master, 5.750%, 12/15/2015	24,992
19,000	2,3	Ras Laffan Liquified Natural Gas, 3.437%, 09/15/2009	18,993
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	22,033
25,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.250%, 08/01/2017	27,077
		TOTAL	251,894
		Energy - Integrated--0.2%
60,000		Conoco, Inc., Sr. Note, 6.950%, 04/15/2029	69,243
100,000		ConocoPhillips Australia Funding Co., 5.500%, 04/15/2013	108,706
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	37,555
44,450	2,3	Qatar Petroleum, 5.579%, 05/30/2011	45,909
100,000	2,3	StatoilHydro ASA, 5.125%, 04/30/2014	109,145
		TOTAL	370,558
		Energy - Oil Field Services--0.0%
50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	54,054
25,000		Weatherford International Ltd., 6.000%, 03/15/2018	25,574
20,000		Weatherford International Ltd., 7.000%, 03/15/2038	21,310
		TOTAL	100,938
		Energy - Refining--0.1%
110,000		Premcor Refining Group, Inc., 6.125%, 05/01/2011	114,322
25,000		Valero Energy Corp., 9.375%, 03/15/2019	28,978
		TOTAL	143,300
		Financial Institution - Banking--1.3%
50,000		Bank of America Corp., Sr. Note, 5.375%, 06/15/2014	51,377
120,000		Bank of America Corp., Sr. Note, 7.375%, 5/15/2014	131,668
100,000		Bank of America Corp., Sub. Note, 7.400%, 1/15/2011	105,751
100,000	2,3	Barclays Bank PLC, 5.926%, 12/31/2049	69,500
70,000		Capital One Financial Corp., Sr. Note, 7.375%, 05/23/2014	76,988
80,000		Citigroup, Inc., Note, 5.125%, 05/05/2014	78,067
200,000		First Union Institutional, Bond, 8.040%, 12/1/2026	179,000
50,000		Goldman Sachs Group, Inc., 6.125%, 02/15/2033	51,101
100,000		Goldman Sachs Group, Inc., 6.600%, 01/15/2012	108,901
150,000		Goldman Sachs Group, Inc., Sr. Note, 6.150%, 04/01/2018	158,282
75,000		Household Finance Corp., Unsecd. Note, 4.750%, 7/15/2013	76,120
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	72,000
160,000		HSBC Finance Corp., 4.750%, 04/15/2010	163,560
200,000		HSBC Finance Corp., 5.000%, 06/30/2015	201,208
250,000		JPMorgan Chase & Co., Sub. Note, 5.125%, 09/15/2014	261,266
90,000		M & T Bank Corp., 5.375%, 05/24/2012	89,035
30,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, 6.050%, 08/15/2012	31,466
100,000		Morgan Stanley Group, Inc., 5.300%, 03/01/2013	105,072
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 04/01/2018	106,632
30,000		Northern Trust Corp., 4.625%, 05/01/2014	32,138
100,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	103,613
15,000		PNC Funding Corp., Sub. Note, 5.625%, 02/01/2017	14,719
474,723	2,3	Regional Diversified Funding, 9.250%, 03/15/2030	239,783
100,000		Sovereign Bancorp, Inc., Sr. Note, 4.800%, 09/01/2010	102,827
20,000		State Street Corp., Sr. Note, 4.300%, 05/30/2014	20,893
100,000		U.S. Bank, N.A., 6.300%, 02/04/2014	112,092
100,000		Wachovia Bank N.A., Sub. Note, 4.875%, 02/01/2015	100,138
140,000		Wachovia Corp., 5.750%, 02/01/2018	147,833
30,000		Wells Fargo Bank, N.A., Sub. Note, 6.450%, 02/01/2011	31,748
100,000		Zions Bancorp, Sub. Note, 5.500%, 11/16/2015	76,097
		TOTAL	3,098,875
		Financial Institution - Brokerage--0.4%
220,000		Blackrock, Inc., 6.250%, 09/15/2017	237,668
50,000		Charles Schwab Corp., Sr. Unsecd. Note, 4.950%, 06/01/2014	52,795
40,000		Eaton Vance Corp., 6.500%, 10/02/2017	42,243
100,000	2,3	FMR Corp., 4.750%, 03/01/2013	100,095
190,000		Invesco Ltd., Note, 4.500%, 12/15/2009	190,933
25,000		Janus Capital Group, Inc., Sr. Note, 6.500%, 06/15/2012	24,795
30,000		Janus Capital Group, Inc., Sr. Note, 6.950%, 06/15/2017	27,844
50,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.500%, 07/15/2019	52,542
60,000		Lehman Brothers Holdings, Note, 4.800%, 3/13/2014	10,800
30,000		Nuveen Investments, 5.500%, 09/15/2015	17,850
30,000		Nuveen Investments, 5.000%, 9/15/2010	28,800
45,000		Raymond James Financial, Inc., 8.600%, 08/15/2019	47,490
		TOTAL	833,855
		Financial Institution - Finance Noncaptive--0.7%
310,000		American Express Co., Sr. Unsecd. Note, 8.125%, 05/20/2019	350,120
60,000		American Express Credit Corp., Sr. Unsecd. Note, 5.125%, 08/25/2014	60,873
100,000		American International Group, Inc., Sr. Note, 4.700%, 10/01/2010	94,625
120,000		Berkshire Hathaway, Inc., Company Guarantee, 5.000%, 08/15/2013	129,819
120,000		Capital One Capital IV, 6.745%, 02/17/2037	88,200
20,000		Capital One Capital V, 10.250%, 08/15/2039	20,384
80,000		Capmark Financial Group,, Company Guarantee, Series WI, 8.300%, 5/10/2017	15,782
510,000		General Electric Capital Corp., 5.625%, 05/01/2018	510,063
30,000		General Electric Capital Corp., Note, Series MTN, 6.750%, 03/15/2032	29,845
75,000		General Electric Capital, Note, 6.125%, 2/22/2011	79,589
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	30,318
80,000		International Lease Finance Corp., 4.875%, 09/01/2010	74,500
30,000	2,3	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	30,849
		TOTAL	1,514,967
		Financial Institution - Insurance - Health--0.1%
50,000		CIGNA Corp., 6.350%, 03/15/2018	48,037
50,000		UnitedHealth Group, Inc., Bond, 6.000%, 02/15/2018	51,408
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	47,996
		TOTAL	147,441
		Financial Institution - Insurance - Life--0.6%
100,000		AXA-UAP, Sub. Note, 8.600%, 12/15/2030	102,061
100,000	2,3	Massachusetts Mutual Life Insurance Co., Sub. Note, 8.875%, 06/01/2039	111,730
90,000		MetLife, Inc., 6.750%, 06/01/2016	99,826
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2069	11,348
300,000	2,3	Pacific LifeCorp., Bond, 6.600%, 09/15/2033	249,047
50,000		Prudential Financial, Inc., 5.150%, 01/15/2013	50,898
40,000		Prudential Financial, Inc., 6.625%, 12/01/2037	39,624
10,000		Prudential Financial, Inc., Sr. Note, 7.375%, 06/15/2019	10,913
750,000	2	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	705,444
		TOTAL	1,380,891
		Financial Institution - Insurance - P&C--0.1%
80,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	84,570
80,000		CNA Financial Corp., 6.500%, 08/15/2016	72,160
15,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	16,363
50,000		Horace Mann Educators Corp., Sr. Note, 6.850%, 04/15/2016	44,697
100,000	2,3	Liberty Mutual Group, Inc., Unsecd. Note, 5.750%, 03/15/2014	89,948
30,000	2,3	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 08/15/2039	30,255
10,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.500%, 12/01/2015	10,662
		TOTAL	348,655
		Financial Institution - REITs--0.2%
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	35,090
40,000		Liberty Property LP, 6.625%, 10/01/2017	36,523
120,000		Prologis, Sr. Note, 5.500%, 04/01/2012	118,321
20,000		Prologis, Sr. Note, 7.625%, 8/15/2014	19,811
40,000		Simon Property Group LP, 6.750%, 05/15/2014	42,684
60,000		Simon Property Group, Inc, Note, 7.750%, 1/20/2011	63,757
50,000		Simon Property Group, Inc., 6.350%, 08/28/2012	53,291
		TOTAL	369,477
		Foreign-Local-Government--0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	59,845
		Municipal Services--0.1%
140,000	2,3	Army Hawaii Family Housing , 5.524%, 6/15/2050	100,785
100,000	2,3	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/01/2050	72,330
		TOTAL	173,115
		Sovereign--0.0%
100,000		Corp Andina De Fomento, Bond, 7.375%, 01/18/2011	106,592
		Technology--0.3%
20,000		Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 02/22/2016	21,914
40,000		Dell Computer Corp., Deb., 7.100%, 04/15/2028	43,310
60,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.500%, 03/15/2011	61,681
105,000		Fiserv, Inc., Sr. Note, 6.800%, 11/20/2017	114,943
50,000		Harris Corp., 5.950%, 12/01/2017	53,318
60,000		Hewlett-Packard Co., Note, 5.400%, 03/01/2017	64,886
240,000		IBM Corp., Sr. Note, 5.700%, 09/14/2017	263,820
100,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.000%, 01/15/2011	105,375
		TOTAL	729,247
		Transportation - Airlines--0.0%
100,000		Southwest Airlines Co., Deb., 7.375%, 03/01/2027	93,961
		Transportation - Railroads--0.1%
100,000		Burlington Northern Santa Fe Corp., 4.875%, 01/15/2015	106,031
50,000		Norfolk Southern Corp., Note, 6.750%, 02/15/2011	53,501
50,000		Union Pacific Corp., 4.875%, 01/15/2015	52,519
45,000		Union Pacific Corp., Bond, 6.625%, 2/01/2029	50,471
		TOTAL	262,522
		Transportation - Services--0.0%
75,000	2,3	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	73,637
		Utility - Electric--0.5%
60,000		Appalachian Power Co., Sr. Unsecd. Note, 7.950%, 01/15/2020	72,493
50,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	51,063
50,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.800%, 03/15/2018	53,865
40,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.500%, 09/15/2016	42,853
10,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	11,650
60,000	2,3	Electricite De France, 5.500%, 01/26/2014	64,868
100,000		Exelon Generation Co. LLC, 6.950%, 06/15/2011	107,439
50,000	2,3	FirstEnergy Solutions Co., Company Guarantee, Series 144A, 6.050%, 08/15/2021	52,364
83,270	2,3	Great River Energy, 1st Mtg. Note, 5.829%, 07/01/2017	87,045
120,000		MidAmerican Energy Co., 4.650%, 10/01/2014	127,827
30,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	31,987
60,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.000%, 12/15/2036	57,740
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	46,959
100,000		Union Electric Co., 6.000%, 04/01/2018	106,476
120,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.000%, 06/30/2019	124,172
80,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.100%, 11/30/2012	86,885
		TOTAL	1,125,686
		Utility - Natural Gas Distributor--0.1%
120,000		Atmos Energy Corp., 5.125%, 01/15/2013	124,130
15,000		Atmos Energy Corp., 8.500%, 03/15/2019	18,356
60,000		Sempra Energy, Sr. Unsecd. Note, 6.500%, 06/01/2016	66,580
		TOTAL	209,066
		Utility - Natural Gas Pipelines--0.2%
100,000		Duke Capital Corp., Sr. Note, 6.250%, 02/15/2013	107,607
70,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	71,894
60,000		Enterprise Products Operating LLC, Company Guarantee, 9.750%, 01/31/2014	72,291
60,000		Kinder Morgan Energy Partners LP, 6.750%, 03/15/2011	63,639
100,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 03/15/2035	93,241
		TOTAL	408,672
		TOTAL CORPORATE BONDS (IDENTIFIED COST $18,386,718)	18,250,871
		CORPORATE NOTE--0.1%
125,000		Telecom Italia Capital, Note, 4.875%, 10/01/2010 (IDENTIFIED COST $124,990)	127,647
		GOVERNMENT AGENCIES--3.3%
2,550,000		Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012	2,766,898
5,000,000		Federal National Mortgage Association, 2.750%, 2/5/2014	5,047,666
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,559,093)	7,814,564
		GOVERNMENTS/AGENCIES--0.1%
		Sovereign--0.1%
75,000		United Mexican States, 6.625%, 03/03/2015	82,125
30,000		United Mexican States, Series MTNA, 6.750%, 09/27/2034	31,406
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $106,805)	113,531
		MORTGAGE-BACKED SECURITIES--0.5%
9,604		Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	10,519
7,520		Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	8,268
21,611		Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	23,283
17,281		Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	18,618
6,243		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	6,726
25,370		Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	26,986
73,487		Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	77,651
7,261		Federal Home Loan Mortgage Corp. Pool E20252, 7.000%, 15 Year, 7/1/2011	7,532
1,416		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	1,504
19,686		Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	20,987
21,739		Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	23,390
14,399		Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	15,571
33,989		Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	36,497
80,440		Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	84,510
79,101		Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	83,079
36,852		Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	39,129
73,485		Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	76,915
85,171		Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	90,064
3,661		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	4,266
1,930		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	2,118
15,272		Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	16,764
705		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	750
33,316		Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	36,610
2,947		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	3,138
1,539		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	1,691
331		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	364
71,367		Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	75,855
28,676		Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	30,484
64,115		Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	67,162
86,008		Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	88,814
1,501		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	1,627
6,174		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	6,802
14,549		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	15,812
491		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	541
915		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	994
10,862		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	11,852
12,514		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	13,602
2,460		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	2,710
16,383		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	18,034
14,970		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	16,353
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,017,081)	1,067,572
		MUNICIPAL--0.0%
		Municipal--0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	96,845
		U.S. TREASURY--3.9%
3,700,000	4,5	United States Treasury Bill, 0.04%, 10/22/2009	3,699,424
400,000	4,5	United States Treasury Bill, 0.180%, 11/19/2009	399,887
500,000		United States Treasury Bond, 3.500%, 2/15/2039	442,031
1,200,000		United States Treasury Bond, 4.500%, 5/15/2038	1,264,313
750,000		United States Treasury Note, 1.750%, 1/31/2014	737,080
2,500,000		United States Treasury Note, 1.750%, 3/31/2014	2,447,851
100,000		United States Treasury Note, 3.125%, 8/31/2013	104,453
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,435,039)	9,095,039
		EXCHANGE-TRADED MUTUAL FUNDS—44.1%
13,846		iShares Barclays Credit Bond Fund	1,403,015
9,737		iShares Barclays MBS Bond Fund	1,034,167
70,098		iShares Dow Jones US Technology Sector Index Fund	3,478,263
27,947		iShares MSCI Brazil Index Fund	1,627,074
218,466		iShares MSCI Emerging Market Index Fund	7,714,034
105,624		iShares MSCI Hong Kong Index Fund	1,523,098
75,211		iShares MSCI Italy Index Fund	1,436,530
177,151		iShares MSCI Netherlands Index Fund	3,280,837
40,132	1	iShares MSCI South Korea Index Fund	1,669,090
42,498		iShares MSCI Spain Index Fund	2,029,704
211		iShares MSCI Switzerland Index Fund	4,385
158,670		iShares MSCI United Kingdom Index Fund	2,372,117
534,433	1	iShares Russell 1000 Index Fund	30,029,790
689,432		iShares Russell 2000 Index Fund	39,401,039
177,936	1	PowerShares DB Agriculture Fund	4,642,350
25,865	1	SPDR S&P China ETF	1,634,668
		TOTAL EXCHANGE-TRADED MUTUAL FUNDS (IDENTIFIED COST $95,181,636)	103,280,161
		MUTUAL FUNDS--20.6%6
181,753		Emerging Markets Fixed Income Core Fund	4,024,515
2,056,291		Federated Mortgage Core Portfolio	20,665,721
2,213,739		High Yield Bond Portfolio	12,883,959
10,631,338	7	Prime Value Obligations Fund, Institutional Shares, 0.38%	10,631,338
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $46,432,007)	48,205,533
		TOTAL INVESTMENTS --- 101.8% (IDENTIFIED COST $220,454,520)8	238,357,903
		OTHER ASSETS AND LIABILITIES --- NET --- (1.8)%9	(4,206,407)
		TOTAL NET ASSETS --- 100%	$234,151,496

At August 31, 2009, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
1ASX SPI 200 Index Short Futures	53	$5,924,075	September 2009	$ (662,380)
1Nikkei 225 Index Short Futures	26	$271,700,000	September 2009	$ (139,816)
1OMX 30 Index Short Futures	352	$31,856,000	September 2009	$ (213,125)
1S&P TSE 60 Index Short Futures	40	$5,214,400	September 2009	$ 26,967
1Swiss Market Index Short Futures	2	$124,400	September 2009	$ (4,689)
1U.S. Treasury Bonds 30-Year Short Futures	18	$2,155,500	December 2009	$ (39,553)
1U.S. Treasury Notes 2-Year Short Futures	10	$2,163,438	December 2009	$ (8,459)
1AEX Index Long Futures	24	$1,424,160	September 2009	$ 97,972
1CAC 40 Index Long Futures	12	$438,720	September 2009	$ 41,783
1DAX Index Long Futures	2	$273,450	September 2009	$ 28,808
1IBEX 35 Index Long Futures	5	$568,250	September 2009	$ 53,706
1FTSE 100 Index Long Futures	143	$7,033,455	September 2009	$ 776,645
1SGX MSCI Singapore Index Long Futures	32	$2,003,840	September 2009	$ 2,970
1Russell 200 Mini Index Long Futures	111	$6,345,870	September 2009	$ (10,991)
1S&P 500 Index Long Futures	45	$11,471,625	September 2009	$ 345,645
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$ 295,483

At August 31, 2009, the Fund had the following open swap contract:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/200910	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Goldman Sachs & Co.	Series 12 Investment Grade Index	Sell	1.00%	6/20/2014	0.69%	$15,000,000	$(119,508)	$(330,751)	$211,243

Net Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contract is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2009, these restricted securities amounted to $3,006,126, which represented 1.3% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2009, these liquid restricted securities amounted to $2,300,682, which represented 1.0% of total net assets.

	Security	Acquisition Date	Acquisition Cost	Market Value
	Union Central Life Ins Co, Note, 8.200%, 11/1/2026	3/31/1999	$ 783,805	$ 705,444

4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Discount rate at time of purchase.
6	Affiliated companies.
7	7-Day net yield.
8
At August 31, 2009, the cost of investments for federal tax purposes was $220,461,499.  The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in futures contracts and swap contracts was $17,896,404.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,448,051 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,551,647.

9	Assets, other than investments in securities, less liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the term of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$40,373,960	$---	$---	$40,373,960
International	4,484,625	674,279	---	5,158,904
Debt Securities:
Asset-Backed Securities	---	3,262,507	---	3,262,507
Collateralized Mortgage Obligations	---	1,510,769	---	1,510,769
Corporate Bonds	---	18,250,871	---	18,250,871
Corporate Note	---	127,647	---	127,647
Government Agencies	---	7,814,564	---	7,814,564
Governments/Agencies	---	113,531	---	113,531
Mortgage-Backed Securities	---	1,067,572	---	1,067,572
Municipal	---	96,845	---	96,845
U.S. Treasury	---	9,095,039	---	9,095,039
Exchange-Traded Mutual Funds	103,280,161	---	---	103,280,161
Mutual Funds	48,205,533	---	---	48,205,533
TOTAL SECURITIES	$196,344,279	$42,013,624	$---	$238,357,903
OTHER FINANCIAL INSTRUMENTS*	$295,483	$211,243	$---	$506,726

*Other financial instruments include futures contracts and swap contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Stock and Bond Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	October 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	October 20, 2009